(28) FINANCE INCOME (COSTS) (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finance Income Costs
Average rate interests capitalized	8.27%	8.54%	10.90%
Gain (loss) on derivative instruments	R$ 617,545	R$ (235,852)	R$ (1,399,988)